SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Year End R M B [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	6.8993	6.3588
Average Yearly RMB [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	6.7190	6.4505	6.9044
Year End H K D [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	7.8077	7.7971
Average Yearly H K D [Member]
Debt Instrument [Line Items]
Average yearly HKD to US$ exchange rate	7.8302	7.7724